Details of Significant Accounts - Summary of Other Income and Expenses (Parenthetical) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Other Income Expense [Line Items]
Government subsidy income	$ 27,496	$ 979	$ 1,420	$ 21,100
Institute for Information Industry
Disclosure Of Other Income Expense [Line Items]
Government subsidy income	$ 15,233	$ 542	$ 1,420